Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 532,605	$ 5,877,372
Restricted cash	792,204	1,062
Accounts receivable	12,037,136	6,253,189
Accounts receivable, related parties	1,314,332
Inventories	8,836,815	7,056,459
Advances to suppliers	9,437,740	2,747,551
Other receivables	139,505	162,557
Total current assets	33,090,337	22,098,190
Property, plant and equipment, net	2,157,214	1,924,975
Intangible assets, net	61,972	31,853
Right-of-use assets	6,457,903	7,338,505
Deferred tax assets	100,994	32,534
Long-term investment	410,998
Other non-current assets	3,753,785	3,859,209
TOTAL ASSETS	46,033,203	35,285,266
Current liabilities:
Short-term borrowings	1,055,828	70,424
Accounts payable	8,335,266	5,689,101
Accrued expenses and other current liabilities	822,014	3,519,598
Advances from customers	628,067	357,383
Long-term loans – current portion	161,529	225,383
Tax payable	1,021,395	1,066,569
Total current liabilities:	15,534,264	13,211,587
Non-current liabilities:
Long-term loans	3,913,204	1,871,591
TOTAL LIABILITIES	19,447,468	15,083,178
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity:
Additional paid-in capital	18,641,264	10,645,122
Statutory reserve	1,123,204	1,113,170
Retained earnings	8,061,204	9,187,215
Accumulated other comprehensive loss	(1,244,996)	(744,619)
Total Shareholders’ equity	26,585,735	20,202,087
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	46,033,203	35,285,266
Related Party
Current liabilities:
Due to related parties	3,510,165	2,283,129
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	4,959	1,100
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	$ 100	$ 100